Consolidated income statement (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Face Statements [Line Items]
Interest revenue for financial assets measured at amortised cost	$ 48,134	$ 30,916	$ 35,293
Interest revenue for financial assets measured at fair value through other comprehensive income	6,386	4,337	5,614
Interest expense for financial liabilities not at fair value through profit or loss	20,798	8,227	12,426
Goodwill impairment	0	587	41
Loss on net monetary positions, hyperinflation	678	224	128
Depreciation of right-of-use assets	723	$ 878	$ 1,029
Retail banking operations in France
Disclosure Of Face Statements [Line Items]
Goodwill impairment	$ 425